Supplementary Balance Sheet Information - Other Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Employees	$ 1,014	$ 1,360
Prepaid expenses	21,088	14,122
Deposits in respect of rent and other	3,488	3,221
Government departments and agencies (mainly value added tax refundable)	8,522	5,591
Advance payments to suppliers	2,311	5,299
Derivative assets	1,665	1,319
Sundry	988	634
Accounts Receivable, net	$ 39,076	$ 31,546